Related Party Transactions (Details Textual) (USD $)	1 Months Ended		3 Months Ended		6 Months Ended			1 Months Ended	3 Months Ended			6 Months Ended		12 Months Ended		1 Months Ended	3 Months Ended				6 Months Ended		12 Months Ended	0 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended		3 Months Ended		12 Months Ended						6 Months Ended
	Jun. 05, 2013	Jul. 31, 2011	Jun. 30, 2012	Dec. 31, 2011	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Jul. 10, 2012 Todd Slater [Member]	Jun. 30, 2013 Todd Slater [Member]	Jun. 30, 2012 Todd Slater [Member]	Dec. 31, 2011 Todd Slater [Member]	Jun. 30, 2013 Todd Slater [Member]	Jun. 30, 2012 Todd Slater [Member]	Dec. 31, 2012 Todd Slater [Member]	Dec. 31, 2011 Todd Slater [Member]	Aug. 02, 2011 Adam Dweck [Member]	Jun. 30, 2013 Adam Dweck [Member]	Dec. 31, 2012 Adam Dweck [Member]	Jun. 30, 2012 Adam Dweck [Member]	Dec. 31, 2011 Adam Dweck [Member]	Jun. 30, 2013 Adam Dweck [Member]	Jun. 30, 2012 Adam Dweck [Member]	Dec. 31, 2012 Adam Dweck [Member]	May 12, 2011 Jones Texas LLC [Member]	Jun. 30, 2013 Jones Texas LLC [Member]	Jun. 30, 2012 Jones Texas LLC [Member]	Jun. 30, 2013 Jones Texas LLC [Member]	Jun. 30, 2012 Jones Texas LLC [Member]	Dec. 31, 2012 Jones Texas LLC [Member]	Dec. 31, 2011 IM Ready Made LLC [Member]	Sep. 28, 2011 IM Ready Made LLC [Member]	Dec. 31, 2012 IM Ready Made LLC [Member]	Dec. 31, 2011 IM Ready Made LLC [Member]	Dec. 31, 2011 Isaac Mizrahi Business [Member]	Dec. 31, 2011 Earthbound, Llc [Member]	Dec. 31, 2012 Offering 2 Units [Member]	Dec. 31, 2012 Offering 495 Units [Member]	Dec. 31, 2012 Offering 255 Units [Member]	Dec. 31, 2012 Offering 15 Units [Member]	Dec. 31, 2012 Offering 10 Units [Member]	Dec. 31, 2012 Offering 25 Units [Member]	Jun. 30, 2013 Threadstone Advisors, LLC [Member]	Jun. 30, 2013 DiSanto Trust [Member]
Commission Rate to Related Party								15.00%						15.00%	15.00%	5.00%		5.00%									15.00%		15.00%
Fees Earned Separate from Buy Out Payment									$ 11,000	$ 11,000	$ 53,000	$ 23,000	$ 18,000	$ 31,000			$ 6,000		$ 3,000	$ 2,000	$ 9,000	$ 5,000	$ 13,000		$ 0	$ 1,000	$ 0	$ 1,500	$ 3,000													$ 280,000
Due to Related Parties, Current																																			1,500,000
Repayments of Related Party Debt			37,500			75,000
Business Combination, Separately Recognized Transactions, Expenses and Losses Recognized			27,000	30,000		53,000
Related Party Transaction, Amounts of Transaction					74,000	79,000		163,000						163,000																		217,000	85,000
Proceeds from Issuance Initial Public Offering																																										4,000,000
Equity Method Investment, Ownership Percentage																																										5.00%
Stock Issued During Period, Shares, Common Stock																														1,200,000	2,759,000												285,715
Stock Issued During Period, Shares, Purchase Of Warrants																																											62,500
Proceeds from Issuance of Common Stock	5,000,000																																										1,000,003
Related Party Transaction, Purchases from Related Party																											2,300									1,000,000	247,500	127,500	75,000	50,000	125,000
Warrants Issued To Purchase Common Stock One																				12,500
Warrants Exercise Price One																				$ 5.00
Warrants Issued To Purchase Common Stock Two							12,500													12,500
Warrants Exercise Price Two																				5.00
Related Party Transaction Amounts Of Transaction Two																				1,000,000
Warrants Issued To Purchase Common Stock Three																				25,000
Related Party Transaction Amounts Of Transaction Three																				2,000,000
Payments for Merger Related Costs																																		242,000
Payments for Fees																								30,000
Business Combination, Acquisition Related Costs		30,000
Revenue from Related Parties																																			600,000
Related Party Transaction Amounts Of Transaction One																				$ 500,000